Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President &
Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com
VIA EDGAR

November 26, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Post-Effective Amendment No. 1 to the Registration Statement
on Form S-3 for The Lincoln National Life Insurance Company
File No. 333-231487

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a conformed electronic format copy of Post-Effective Amendment No. 1 to the above-referenced registration statement (the “Amendment”).

The Amendment contains two supplements and is being filed for the purpose of adding new investment options to certain registered index-linked variable annuity contracts under this registration statement.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Scott C. Durocher